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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

This Amendment (Check only one.):    |_|  is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      First Q Capital, LLC
           -------------------------------------------------
Address:   4695 MacArthur Court, Suite 450
           -------------------------------------------------
           Newport Beach, California 92660
           -------------------------------------------------

Form 13F File Number:  28 - 12239
                            --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:        Joseph S. Schuchert III
             -----------------------------------------------
Title:       Managing Director
             -----------------------------------------------
Phone:       (949) 720-3000
             -----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph S. Schuchert III     Newport Beach, California        May 12, 2011
---------------------------    ---------------------------     ----------------
      [Signature]                   [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           0
                                         ---------------------

Form 13F Information Table Entry Total:      24
                                         ---------------------

Form 13F Information Table Value Total:      $260,733
                                         ---------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

13F Report: (12/31/10) First Q Capital LLC

                                                                                                         VOTING    VOTING    VOTING
                                                        VALUE    SHRS    SH/  PUT/ INVESTMENT  OTHER   AUTHORITY AUTHORITY AUTHORITY
          ISSUER               TYPE           CUSIP     X 1000  PRN AMT  PRN  CALL DISCRETION MANAGERS    SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Aeropostale Inc                     Com       007865108   2321     97,100  SH         SOLE      NONE      97,100
Aeropostale Inc                     Com       007865108   3755    154,400  SH  CALL   SOLE      NONE     154,400
Aeropostale Inc                     Com       007865108   6223    255,900  SH  PUT    SOLE      NONE     255,900
Altra Holdings                      Com       02208R106   5757    255,398  SH         SOLE      NONE     255,398
CB Richard Ellis Group             CL A       12497T101  12783    474,501  SH         SOLE      NONE     474,501
Charles River Laboratories          Com       159864107  15402    398,200  SH         SOLE      NONE     398,200
Citi Trends Inc                     Com       17306X102   3296    145,000  SH         SOLE      NONE     145,000
Dollar General Corp                 Com       256677105   3436    109,129  SH         SOLE      NONE     109,129
Dresser-Rand Group                  Com       261608103  20680    394,584  SH         SOLE      NONE     394,584
Energy Solutions                    Com       292756202  15722  2,353,600  SH         SOLE      NONE   2,353,600
Graham Packaging Co                 Com       384701108  12386    721,400  SH         SOLE      NONE     721,400
Kinetic Concepts Inc              Com New     49460W208  15070    283,475  SH         SOLE      NONE     283,475
Ntelos Holdings Corp                Com       67020Q107  14021    759,943  SH         SOLE      NONE     759,943
NXP Semiconductors NV               Com       N6596X109   9901    345,103  SH         SOLE      NONE     345,103
RSC Holdings Inc                    Com       74972L102  16062  1,143,200  SH         SOLE      NONE   1,143,200
Seagate Technology                  SHS       G7945M107  21810  1,517,387  SH         SOLE      NONE   1,517,387
Sensata Technologies Hldg           SHS       N7902X106  13474    400,300  SH         SOLE      NONE     400,300
Spirit Aerosystems Holdings      Com CL A     848574109   9542    372,000  SH         SOLE      NONE     372,000
Transdigm Group Inc                 Com       893641100  14412    175,395  SH         SOLE      NONE     175,395
VCA Antech Inc                      Com       918194101   7110    293,700  SH         SOLE      NONE     293,700
Verifone Holdings Inc               Com       92342Y109   5312     96,800  SH         SOLE      NONE      96,800
Verifone Holdings Inc               Com       92342Y109   7886    143,500  SH  PUT    SOLE      NONE     143,500
Weight Watchers Intl                Com       948626106  11614    181,181  SH         SOLE      NONE     181,181
Weight Watchers Intl                Com       948626106  12758    182,000  SH  PUT    SOLE      NONE     182,000